iShares®

iShares Trust and iShares, Inc.

Supplement dated April 1, 2025 (the “Supplement”)

to the currently effective Prospectus and

Statement of Additional Information (“SAI”)

for the Funds listed in Appendix A (each, a “Fund” and collectively, the “Funds”)

Effective immediately, the Portfolio Managers for each Fund are Jennifer Hsui, Paul Whitehead, Matt Waldron, Peter Sietsema, and Steven White. Accordingly, effective immediately, the following changes are made:

1.	The first, second, and third sentences of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers. Jennifer Hsui, Paul Whitehead, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team.

2.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is also updated to indicate that Matt Waldron, Peter Sietsema, and Steven White have been Portfolio Managers of the Fund since 2025.

3.	The section of the Fund’s Prospectus entitled “Management – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Jennifer Hsui, Paul Whitehead, Matt Waldron, Peter Sietsema, and Steven White are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of their respective portfolio management teams who have more limited responsibilities.

Jennifer Hsui has been employed by BFA or its affiliates as a senior portfolio manager since 2007. She is a Managing Director of BlackRock, Inc.

Paul Whitehead has been employed by BFA or its affiliates as a portfolio manager since 2015. He is a Managing Director of BlackRock, Inc.

Matt Waldron has been employed by BFA or its affiliates as a portfolio manager since 2003. He is a Managing Director of BlackRock, Inc.

Peter Sietsema has been employed by BFA or its affiliates as a portfolio manager since 2007. He is a Director of BlackRock, Inc.

Steven White has been employed by BFA or its affiliates as a portfolio manager since 2013. He is a Director of BlackRock, Inc.

4.	The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the

Portfolio Managers’ ownership (if any) of shares in the Fund. In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the following table listing each Portfolio Manager’s other types of portfolios and/or accounts (excluding the Funds) is deleted in its entirety and replaced with the following as of February 28, 2025:

Jennifer Hsui

Types of Accounts	Number	Total Assets

Registered Investment Companies	94	$306,291,000,000

Other Pooled Investment Vehicles	4	900,000

Other Accounts	0	N/A

Paul Whitehead

Types of Accounts	Number	Total Assets

Registered Investment Companies	95	$308,286,000,000

Other Pooled Investment Vehicles	344	1,168,725,000,000

Other Accounts	137	775,965,000,000

Matt Waldron

Types of Accounts	Number	Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Peter Sietsema

Types of Accounts	Number	Total Assets

Registered Investment Companies	58	$136,896,000,000

Other Pooled Investment Vehicles	3	104,000,000

Other Accounts	4	4,519,000,000

Steven White

Types of Accounts	Number	Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

5.	In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the following is added to the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of February 28, 2025:

Jennifer Hsui

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Paul Whitehead

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Matt Waldron

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Peter Sietsema

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Steven White

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

6.	In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the following information as of February 28, 2025 is added to the table listing each Portfolio Manager’s beneficial ownership of shares of the Funds for which they are primarily responsible for the day-to-day management:

Jennifer Hsui

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares Core MSCI EAFE ETF	X

iShares Core MSCI Emerging Markets ETF				X

iShares Core S&P 500 ETF				X

iShares Core S&P Mid-Cap ETF				X

iShares Core S&P Small-Cap ETF				X

iShares ESG Aware MSCI EM ETF		X

iShares Expended Tech Sector ETF		X

iShares MSCI EAFE ETF			X

iShares MSCI Emerging Markets ETF	X

iShares MSCI USA ESG Select ETF		X

iShares Russell 3000 ETF				X

iShares S&P 500 Value ETF	X

iShares U.S. Utilities ETF			X

Paul Whitehead

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares Core Dividend Growth ETF	X

iShares Core MSCI Emerging Markets ETF	X

iShares Core S&P 500 ETF		X

iShares Global Tech ETF	X

iShares MSCI EAFE ETF	X

iShares MSCI USA Quality Factor ETF	X

iShares MSCI USA Min Vol Factor ETF	X

iShares Russell 1000 ETF	X

iShares S&P 100 ETF	X

iShares S&P 500 Growth ETF	X

iShares U.S. Technology ETF	X

Matthew Waldron

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares MSCI Europe Small-Cap ETF	X

iShares MSCI Germany ETF		X

iShares MSCI USA ETF		X

iShares U.S. Oil Equipment & Services ETF	X

Peter Sietsema

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares U.S. Small-Cap Equity Factor ETF		X

Steven White

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares Exponential Technologies ETF		X

iShares MSCI ACWI ETF			X

iShares MSCI Global Min Vol Factor ETF			X

iShares MSCI USA ESG Select ETF		X

iShares Russell 3000 ETF		X

7.	All references to Greg Savage are hereby removed for the Funds.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Appendix A

Funds

iShares Asia 50 ETF

iShares Asia/Pacific Dividend ETF

iShares Biotechnology ETF

iShares Blockchain and Tech ETF

iShares Breakthrough Environmental Solutions ETF

iShares China Large-Cap ETF

iShares Climate Conscious & Transition MSCI USA ETF

iShares Cohen & Steers REIT ETF

iShares Copper and Metals Mining ETF

iShares Core 30/70 Conservative Allocation ETF

iShares Core 40/60 Moderate Allocation ETF

iShares Core 60/40 Balanced Allocation ETF

iShares Core 80/20 Aggressive Allocation ETF

iShares Core Dividend ETF

iShares Core Dividend Growth ETF

iShares Core High Dividend ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Emerging Markets ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Core U.S. REIT ETF

iShares Cybersecurity and Tech ETF

iShares Dow Jones U.S. ETF

iShares Emergent Food and AgTech Multisector ETF

iShares Emerging Markets Dividend ETF

iShares Emerging Markets Equity Factor ETF

iShares Emerging Markets Infrastructure ETF

iShares Energy Storage & Materials ETF

iShares Environmental Infrastructure and Industrials ETF

iShares Environmentally Aware Real Estate ETF

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Advanced MSCI USA ETF

iShares ESG Aware 30/70 Conservative Allocation ETF

iShares ESG Aware 40/60 Moderate Allocation ETF

iShares ESG Aware 60/40 Balanced Allocation ETF

iShares ESG Aware 80/20 Aggressive Allocation ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI EM ETF

iShares ESG Aware MSCI USA ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Quality Factor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Emerging Markets Value Factor ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Eurozone ETF

iShares MSCI Finland ETF

iShares MSCI France ETF

iShares MSCI Germany ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Quality Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Global Sustainable Development Goals ETF

iShares MSCI Hong Kong ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Ireland ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Japan Value ETF

iShares MSCI Kokusai ETF

iShares MSCI Kuwait ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Peru and Global Exposure ETF

iShares MSCI Philippines ETF

iShares MSCI Poland ETF

iShares MSCI Qatar ETF

iShares MSCI Russia ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares ESG Aware MSCI USA Growth ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG Aware MSCI USA Value ETF

iShares ESG MSCI EM Leaders ETF

iShares ESG MSCI KLD 400 ETF

iShares ESG MSCI USA Leaders ETF

iShares ESG MSCI USA Min Vol Factor ETF

iShares ESG Select Screened S&P 500 ETF

iShares ESG Select Screened S&P Mid-Cap ETF

iShares ESG Select Screened S&P Small-Cap ETF

iShares Europe ETF

iShares Expanded Tech Sector ETF

iShares Expanded Tech-Software Sector ETF

iShares Exponential Technologies ETF

iShares Focused Value Factor ETF

iShares Future AI & Tech ETF

iShares Future Cloud 5G and Tech ETF

iShares Future Metaverse Tech and Communications ETF

iShares Genomics Immunology and Healthcare ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Equity Factor ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global REIT ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares iBonds 1-5 Year Corporate Ladder ETF

iShares iBonds 1-5 Year High Yield and Income Ladder ETF

iShares iBonds 1-5 Year TIPS Ladder ETF

iShares iBonds 1-5 Year Treasury Ladder ETF

iShares India 50 ETF

iShares International Developed Real Estate ETF

iShares International Developed Small Cap Value Factor ETF

iShares International Dividend Growth ETF

iShares International Equity Factor ETF

iShares International Select Dividend ETF

iShares International Small-Cap Equity Factor ETF

iShares JPX-Nikkei 400 ETF

iShares Latin America 40 ETF

iShares Lithium Miners and Producers ETF

iShares Micro-Cap ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Taiwan ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI UAE ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI USA ESG Select ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Quality GARP ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Value Factor ETF

iShares MSCI Water Management Multisector ETF

iShares MSCI World ETF

iShares Nasdaq Top 30 Stocks ETF

iShares Nasdaq-100 ex Top 30 ETF

iShares Neuroscience and Healthcare ETF

iShares North American Natural Resources ETF

iShares Paris-Aligned Climate MSCI USA ETF

iShares Paris-Aligned Climate MSCI World ex USA ETF

iShares Preferred and Income Securities ETF

iShares Residential and Multisector Real Estate ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 2500 ETF

iShares Russell 3000 ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares Morningstar Growth ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Multi-Asset Income ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Value ETF

iShares Mortgage Real Estate ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI Agriculture Producers ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI BIC ETF

iShares MSCI Brazil ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI China A ETF

iShares MSCI China ETF

iShares MSCI China Multisector Tech ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI World Small-Cap ETF

iShares Select Dividend ETF

iShares Self-Driving EV and Tech ETF

iShares Semiconductor ETF

iShares Top 20 U.S. Stocks ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Basic Materials ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Consumer Discretionary ETF

iShares U.S. Consumer Staples ETF

iShares U.S. Digital Infrastructure and Real Estate ETF

iShares U.S. Energy ETF

iShares U.S. Equity Factor ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Industrials ETF

iShares U.S. Infrastructure ETF

iShares U.S. Insurance ETF

iShares U.S. Manufacturing ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Small-Cap Equity Factor ETF

iShares U.S. Tech Breakthrough Multisector ETF

iShares U.S. Technology ETF

iShares U.S. Telecommunications ETF

iShares U.S. Transportation ETF

iShares U.S. Utilities ETF

iShares US Small Cap Value Factor ETF

iShares Yield Optimized Bond ETF

IS-SUPP-PM-0425